Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Time deposits, $250,000 or more	$ 71,300,000	$ 69,600,000
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	141,385,500	142,490,027
After 1 Year, Within 2 Years	56,022,488	57,481,254
After 2 Years, Within 3 Years	23,139,815	22,273,310
After 3 Years, Within 4 Years	9,179,894	18,114,738
After 4 Years, Within 5 Years	6,394,059	12,891,700
Time Deposits	$ 236,121,756	$ 253,251,029